Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Amortization expense	$ 82,485	$ 36,391	$ 403,778
Impairment expense			$ 35,723